ACCOUNT RECEIVABLE, NET - Narrative (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Receivables [Abstract]
Unbilled receivables	$ 6,715	$ 5,925	$ 5,163